Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Employee Benefit Plans [Abstract]
Employee Benefit Plans

19.   EMPLOYEE BENEFIT PLANS

Retirement Savings Plans: Waste Connections and certain of its subsidiaries have voluntary retirement savings plans in Canada (the “RSPs”). RSPs are available to all eligible Canadian employees of Waste Connections and its subsidiaries. For eligible non-union Canadian employees, Waste Connections and its subsidiaries make a matching contribution to a deferred profit sharing plan (“DPSP”) of up to 5% of the employee’s eligible compensation, subject to certain limitations imposed by the Income Tax Act (Canada).

Certain of Waste Connections’ subsidiaries also have voluntary savings and investment plans in the U.S. (the “401(k) Plans”). The 401(k) Plans are available to all eligible U.S. employees of Waste Connections and its subsidiaries. Waste Connections and its subsidiaries make matching contributions under the 401(k) Plans of 100% of every dollar of a participating employee’s pre-tax contributions until the employee’s contributions equal 5% of the employee’s eligible compensation, subject to certain limitations imposed by the U.S. Internal Revenue Code. The Company’s matching contributions under the 401(k) Plans were suspended from June 1, 2020 to December 31, 2020. The Company reinstated its matching contributions effective January 1, 2021.

Total employer expenses, including employer matching contributions, for the DPSP and 401(k) Plans were $37,165, $31,834 and $16,350, respectively, during the years ended December 31, 2022, 2021 and 2020. These amounts include matching contributions Waste Connections made under the Deferred Compensation Plan, described below.

Multiemployer Pension Plans: The Company also participates in 17 “multiemployer” pension plans. The Company does not administer these multiemployer plans. In general, these plans are managed by the trustees, with the unions appointing certain trustees, and other contributing employers of the plan appointing certain others. The Company is generally not represented on the board of trustees. The Company makes periodic contributions to these plans pursuant to its collective bargaining agreements. The Company’s participation in multiemployer pension plans is summarized as follows:

								Expiration
	EIN/Pension Plan							Date of
	Number/	Pension Protection Act		FIP/RP				Collective
	Registration	Zone Status (a)		Status	Company Contributions (d)			Bargaining
Plan Name	Number	2022	2021	(b),(c)	2022	2021	2020	Agreement
Western Conference of Teamsters Pension Trust	91-6145047 - 001	Green	Green	Not applicable	$5,803	$4,963	$4,841	4/30/2023 to 6/30/2027
Local 731, I.B. of T., Pension Fund	36-6513567 - 001	Green for the plan year beginning 10/1/2021	Green for the plan year beginning 10/1/2021	Not applicable	4,484	4,504	4,628	9/30/2023
Suburban Teamsters of Northern Illinois Pension Fund	36-6155778 - 001	Green	Green	Not applicable	2,516	2,300	2,080	2/29/2024
Teamsters Local 301 Pension Fund	36-6492992 - 001	Green	Green	Not applicable	1,310	841	673	9/30/2023
Midwest Operating Engineers Pension Plan	36-6140097 - 001	Green for the plan year beginning 4/1/2022	Green for the plan year beginning 4/1/2021	Not applicable	542	424	316	10/31/2025
Automobile Mechanics’ Local No. 701 Union and Industry Pension Fund	36-6042061 - 001	Green	Green	Not applicable	470	439	457	12/31/2022
Local 813 Pension Trust Fund	13-1975659 - 001	Critical	Critical for the plan year beginning 1/1/2021	Implemented	429	258	183	11/30/2027
Locals 302 & 612 of the IOUE - Employers Construction Industry Retirement Plan	91-6028571 - 001	Green	Green	Not applicable	338	313	298	11/16/2022
IAM National Pension Fund	51-6031295 - 002	Critical	Critical	Implemented	342	299	310	12/31/2022
International Union of Operating Engineers Pension Trust	85512-1	Green as of 4/30/2020	Green as of 4/30/2020	Not applicable	281	295	279	3/31/2024
Multi-Sector Pension Plan	1085653	Critical as of 1/1/2021	Critical as of 1/1/2021	Not applicable	249	265	196	12/31/2023
Recycling and General Industrial Union Local 108 Pension Fund	13-6366378 - 001	Green	Green	Not applicable	230	217	269	2/28/2027
Nurses and Local 813 IBT Retirement Plan	13-3628926 - 001	Green	Green	Not applicable	97	58	52	11/30/2027
Contributions to other multiemployer plans					65	75	10
					$17,156	$15,251	$14,592

(a)	Unless otherwise noted in the table above, the most recent Pension Protection Act zone status available in 2022 and 2021 is for the plans’ years ended December 31, 2021 and 2020, respectively.
(b)	The “FIP/RP Status” column indicates plans for which a Funding Improvement Plan (“FIP”) or a Rehabilitation Plan (“RP”) has been implemented.
(c)

A multiemployer defined benefit pension plan that has been certified as endangered, seriously endangered or critical may begin to levy a statutory surcharge on contribution rates. Once authorized, the surcharge is at the rate of 5% for the first 12 months and 10% for any periods thereafter, until certain conditions are met. The Company was not required to pay a surcharge to these plans during the years ended December 31, 2022 and 2021.

(d)

Of the Multiemployer Pension Plans considered to be individually significant, the Company was listed in the Form 5500 as providing more than 5% of the total contributions for the following: 1) Local No. 731, I.B. of T., Pension Fund for plan years ending September 30, 2021, 2020 and 2019; 2) Teamsters Local 301 Pension Fund for plan years ending December 31, 2021, 2020 and 2019; 3) Suburban Teamsters of Northern Illinois Pension Plan for the plan years ending December 31, 2021 and 2020; and 4) Recycling and General Industrial Union Local 108 Pension Fund for the plan years ending December 31, 2021, 2020 and 2019.

The status is based on information that the Company received from the pension plans and is certified by the pension plans’ actuary. Plans with “green” status are at least 80% funded. Plans with “yellow” status are less than 80% funded. Plans with “critical” status are less than 65% funded. Under current law regarding multiemployer benefit plans, a plan’s termination, the Company’s voluntary withdrawal, or the withdrawal of all contributing employers from any under-funded multiemployer pension plan would require the Company to make payments to the plan for its proportionate share of the multiemployer plan’s unfunded vested liabilities. The Company could have adjustments to its estimates for these matters in the near term that could have a material effect on its consolidated financial condition, results of operations or cash flows.

Deferred Compensation Plan: The Waste Connections US, Inc. Nonqualified Deferred Compensation Plan was assumed by the Company on June 1, 2016 (as amended, restated, assumed, supplemented or otherwise modified from time to time, the “Deferred Compensation Plan”). The Deferred Compensation Plan is a non-qualified deferred compensation program under which the eligible participants, including officers and certain employees who meet a minimum salary threshold, may voluntarily elect to defer up to 80% of their base salaries and up to 100% of their bonuses, commissions and restricted share unit grants. Effective as of December 1, 2014, the Board of Directors determined to discontinue the option to allow eligible participants to defer restricted share unit grants pursuant to the Deferred Compensation Plan. Members of the Company’s Board of Directors are eligible to participate in the Deferred Compensation Plan with respect to their director fees. Although the Company periodically contributes the amount of its obligation under the plan to a trust for the benefit of the participants, any compensation deferred under the Deferred Compensation Plan constitutes an unsecured obligation of the Company to pay the participants in the future and, as such, is subject to the claims of other creditors in the event of insolvency proceedings. Participants may elect certain future distribution dates on which all or a portion of their accounts will be paid to them, including in the case of a change in control of the Company. Their accounts will be distributed to them in cash, except for amounts credited with respect to deferred restricted share unit grants, which will be distributed in the Company’s common shares pursuant to the 2004 Plan. In addition to the amount of participants’ contributions, the Company will pay participants an amount reflecting a deemed return based on the returns of various mutual funds or measurement funds selected by the participants, except in the case of restricted share units that were deferred and not subsequently exchanged into a measurement fund pursuant to the terms of the Deferred Compensation Plan, which will be credited to their accounts as Company common shares. The measurement funds are used only to determine the amount of return the Company pays to participants and participant funds are not actually invested in the measurement fund, nor are any Company common shares acquired under the Deferred Compensation Plan. The Company’s matching contributions to the Deferred Compensation plan were suspended from June 1, 2020 to December 31, 2020. The Company reinstated its matching contributions effective January 1, 2021. For the years ended December 31, 2022 and 2021, and during the period from January 1, 2020 through May 31, 2020, the Company also made matching contributions to the Deferred Compensation Plan of 100% of every dollar of a participating employee’s pre-tax eligible contributions until the employee’s contributions equaled 5% of the employee’s eligible compensation, less the amount of any match the Company made on behalf of the employee under the Waste Connections 401(k) Plan, and subject to certain deferral limitations imposed by the U.S. Internal Revenue Code on 401(k) plans. The Company’s total liability for deferred compensation at December 31, 2022 and 2021 was $40,407 and $50,738, respectively, which was recorded in Other long-term liabilities in the Consolidated Balance Sheets.